COMMITMENTS AND CONTINGENT LIABILITIES (Details 2) (BRL) In Millions	Dec. 31, 2010
2011	802
2012	680
2013	538
2014	456
2015	351
Thereafter 2016	846
Total minimum payments required	3,673